INVESTMENTS IN CONSUMER LOAN EQUITY METHOD INVESTEES (Details Narrative) (USD $) In Thousands, unless otherwise specified	0 Months Ended								0 Months Ended		6 Months Ended
	Apr. 02, 2013 Integer	Jan. 04, 2013	Jun. 30, 2013 MSRs	Dec. 31, 2012 MSRs	Nov. 30, 2012 MSRs	Dec. 31, 2011 MSRs	Apr. 02, 2013 Affilate of Blackstone Tactical Opportunities Advisors LLC	Apr. 02, 2013 Springleaf Finance, Inc.	Apr. 02, 2013 Consumer Loan Investees Integer	Jun. 30, 2013 Consumer Loan Investees	Jun. 30, 2013 Consumer Loan Investees Asset Backed Notes	Jun. 30, 2013 Excess Mortgage Servicing Rights Investees	Jul. 18, 2013 Excess Mortgage Servicing Rights Investees MSRs	Jul. 15, 2013 Excess Mortgage Servicing Rights Investees MSRs	Jul. 02, 2013 Excess Mortgage Servicing Rights Investees MSRs	Jun. 30, 2013 Excess Mortgage Servicing Rights Investees MSRs
Unpaid principal balance of underlying loans	$ 4,200,000		$ 69,914,531	$ 76,560,751	$ 13,000,000	$ 9,705,512			$ 4,200,000	$ 3,675,979			$ 34,000,000	$ 4,000,000	$ 43,000,000	$ 83,864,810
Number of loans in portfolio	400,000								400,000
Acquisitions of investments in consumer loan equity method investees	250,000								250,000
Ownership percentage in equity method investees	30.00%	50.00%							30.00%	30.00%		50.00%		4.20%	45.00%
Percentage of portfolio co-invested by other parties	70.00%						23.00%	47.00%	70.00%
Purchase price of portfolio financed by asset-backed notes	2,200,000								2,200,000
Purchase price of portfolio	$ 3,000,000								$ 3,000,000
Interest Rate											3.75%
Maturity Date											Apr. 30, 2021
Percentage of UPB of loans against outstanding debt where cash can be released											50.00%